Term Deposits And Cash And Cash Equivalents - Schedule of Cash and Cash Equivalents (Details) - CNY (¥) ¥ in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Cash and cash equivalents [abstract]
Cash at bank	¥ 12,310	¥ 13,567
Term deposits with initial terms within three months	854	0
Cash and cash equivalents	¥ 13,164	¥ 13,567	¥ 9,555	¥ 6,591